Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 6. Related Party Transactions

During the nine months ended December 31, 2015 and 2014, the Company paid consulting fees of $47,115 and $49,500, respectively, to Kimberly Palmer for her services as CEO of the Company.

During the nine months ended December 31, 2015, Mr. Foxwell, the president of Father Fish, advanced $35,791 to our subsidiary, Father Fish, for working capital. As of December 31, 2015 and March 31, 2015, related party advances payable to Mr. Foxwell totaled $201,005 and $165,214, respectively. The advances bear no interest and are due on demand.

On July 22, 2015, we issued 1,000,000 shares of Series E Preferred stock to Essen Enterprises. See Note 7.

Services Provided by KM Delaney & Assoc.

During the nine months ended December 31, 2015 and 2014, KM Delaney & Assoc. (“KMDA”) has provided office space and certain administrative functions to us. The services provide include a furnished executive suite, use of office equipment and supplies, accounting and bookkeeping services, treasury and cash management services, financial reporting, and other support staffing requirements. As part of the services provided to the Company, KMDA receives the advances from the lender (See note 4.) and disburses those funds to us. During the nine months ended December 31, 2015 and 2014, KMDA billed us $142,881 and us $127,264, respectively, for those services. As of December 31, 2015 and March 31, 2015, we owed KMDA $174,760 and $245,365, respectively. These amounts are included in accounts payable and accrued liabilities on the balance sheet.

Note 8. Related Party Transactions

During the years ended March 31, 2015 and 2014, Mr. Foxwell, the president of Father Fish, advanced $33,709 and $38,442, respectively, to our subsidiary, Father Fish for working capital. As of March 31, 2015 and March 31, 2014, related party advances payable to Mr. Foxwell totaled $165,214 and $131,505, respectively. The advances bear no interest and are due on demand. No repayments of advances have been made in 2014 and 2013.